Financial instruments by categories (Details 3) R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Trade receivables and other, net	$ 2,146	$ 11,852	$ 0	$ 2,353	$ 3,061	$ 0
Trade and other payables							R$ (106,023)	$ (550)	$ (10,123)	$ (44,067)	R$ (78,389)	$ (492)	$ (4,288)	$ (7,635)